Bank borrowings - General (Details) ¥ in Millions, $ in Millions			12 Months Ended
		May 31, 2023	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Bank borrowings
Current bank borrowings			¥ 12,749	¥ 7,466	$ 1,766
Non-current bank borrowings			55,686	52,023	7,712
Bank borrowings
Bank borrowings
Non-current bank borrowings			55,686	52,023
Collateral amount pledged			34,056	23,767
Short-term other borrowings | Bank loans
Bank borrowings
Current bank borrowings	[1]		12,749	7,466
US$4.0 billion syndicated loan denominated in US$ | Bank loans
Bank borrowings
Non-current bank borrowings	[2]		¥ 28,828	¥ 27,393
Principal amount | $					$ 4,000	$ 4,000
US$4.0 billion syndicated loan denominated in US$ | Bank loans | LIBOR
Bank borrowings
Spread over variable rate			0.85%	0.85%
US$4.0 billion syndicated loan denominated in US$ | Bank loans | SOFR
Bank borrowings
Spread over variable rate			0.80%
Long-term other borrowings | Bank loans
Bank borrowings
Non-current bank borrowings	[3]		¥ 26,858	¥ 24,630
Long-term borrowings | Bank loans
Bank borrowings
Weighted average interest rate for the year			3.50%	3.80%
Short-term borrowings | Bank loans
Bank borrowings
Weighted average interest rate for the year			2.60%	2.70%
Short-term borrowings | Bank loans | Minimum
Bank borrowings
Interest rates			1.40%	1.60%	1.40%	1.60%
Short-term borrowings | Bank loans | Maximum
Bank borrowings
Interest rates			4.60%	12.50%	4.60%	12.50%
USD6.5 billion revolving credit facility agreement | Bank facility
Bank borrowings
Amount of loan facility | $					$ 6,500	$ 6,500
USD6.5 billion revolving credit facility agreement | Bank facility | LIBOR
Bank borrowings
Spread over variable rate		0.80%
USD6.5 billion revolving credit facility agreement | Bank facility | SOFR
Bank borrowings
Spread over variable rate		0.80%

[1]	As of March 31, 2023 and 2024, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged interest rates ranging from 1.6% to 12.5% and 1.4% to 4.6% per annum, respectively. As of March 31, 2023 and 2024, the weighted average interest rate of these borrowings was 2.7% and 2.6% per annum, respectively. The borrowings are primarily denominated in RMB.
[2]	As of March 31, 2023 and 2024, the Company had a US$4.0 billion syndicated loan, which was initially entered into with a group of eight lead arrangers. The loan was priced at 85 basis points over LIBOR with maturity in May 2024. During the year ended March 31, 2024, the loan terms were modified such that the interest rate of the loan was adjusted to 80 basis points over Secured Overnight Financing Rate (“SOFR”) with a credit adjustment spread and the maturity of the loan was extended to May 2028. Certain related floating interest payments are hedged by certain interest rate swap contracts entered into by the Company. The proceeds of the loan were used for general corporate and working capital purposes (including acquisitions).
[3]	As of March 31, 2023 and 2024, the Company had long-term borrowings from banks with weighted average interest rates of 3.8% and 3.5% per annum, respectively. The borrowings are primarily denominated in RMB.